Pension and other post-retirement benefits - Effect of One Percent Change in Assumed Health Care Cost Trend Rate (HCCTR) (Detail) (CAD) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Compensation and Retirement Disclosure [Abstract]
Effect of a 1 percentage point increase in the HCCTR on year-end benefit obligation	5,829
Effect of a 1 percentage point increase in the HCCTR on total service and interest cost	580
Effect of a 1 percentage point decrease in the HCCTR on, year-end benefit obligation	(4,427)
Effect of a 1 percentage point decrease in the HCCTR on, total service and interest cost	(456)